Earning per share (Details) - Schedule of diluted earnings per share - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earning per share (Details) - Schedule of diluted earnings per share [Line Items]
Outstanding shares on fully diluted	4,354,432	956,278
Shares Issuable Upon Exchange of Exchangeable Shares [Member]
Earning per share (Details) - Schedule of diluted earnings per share [Line Items]
Outstanding shares on fully diluted	14,252	15,343
Shares of Common Stock Issuable Upon Conversion of Convertible Notes [Member]
Earning per share (Details) - Schedule of diluted earnings per share [Line Items]
Outstanding shares on fully diluted	1,757,531	618,519
2019 Public Warrants [Member]
Earning per share (Details) - Schedule of diluted earnings per share [Line Items]
Outstanding shares on fully diluted	290,690	290,690
2022 Unit Offering – Common Warrants [Member]
Earning per share (Details) - Schedule of diluted earnings per share [Line Items]
Outstanding shares on fully diluted	2,173,913
2022 Unit Offering – Underwriter Warrants [Member]
Earning per share (Details) - Schedule of diluted earnings per share [Line Items]
Outstanding shares on fully diluted	108,696
Unvested Restricted Stock Units [Member]
Earning per share (Details) - Schedule of diluted earnings per share [Line Items]
Outstanding shares on fully diluted	9,350	31,392
Unvested Restricted Stock Awards [Member]
Earning per share (Details) - Schedule of diluted earnings per share [Line Items]
Outstanding shares on fully diluted		334